Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2022	$ 2,271
2023	2,417
2024	2,397
2025	2,130
2026	2,179
2027 and thereafter	935
Total minimum lease payments	12,329
Less imputed interest	(1,285)
Total present value of operating lease liabilities	$ 11,044
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities